Statement of Comprehensive Loss	6 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 AED (د.إ) د.إ / shares shares	Jun. 30, 2024 AED (د.إ) د.إ / shares shares
Profit or loss [abstract]
Revenue	$ 16,080	د.إ 59,044	د.إ 32,796
Cost and operating expenses:
Cost of revenue	(8,090)	(29,707)	(10,020)
Research and development	(259,398)	(952,509)	(1,781,994)
Administrative expenses	(2,479,087)	(9,103,199)	(8,741,474)
Marketing expenses	(427,677)	(1,570,429)	(726,740)
Profit distribution expenses	(7,989)	(29,337)
Operating loss	(3,166,161)	(11,626,137)	(11,227,432)
Other income	1,356	4,978	17,727
Finance expense	(116,959)	(429,473)	(357,443)
Loss for the period	(3,281,764)	(12,050,632)	(11,567,148)
Other comprehensive income
Total comprehensive loss for the period	$ (3,281,764)	د.إ (12,050,632)	د.إ (11,567,148)
Loss per share- basic and diluted (in Dirhams per share and Dollars per share) | (per share)	$ (0.1)	د.إ (0.38)	د.إ (0.39)
Loss per share- diluted (in Dirhams per share and Dollars per share) | (per share)	$ (0.1)	د.إ (0.38)	د.إ (0.39)
Weighted average number of ordinary shares outstanding - Basic (in Shares)	32,052,243	32,052,243	30,000,000
Weighted average number of ordinary shares outstanding - Diluted (in Shares)	32,052,243	32,052,243	30,000,000